Other Obligations - Summary of Other Obligations (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2000
Disclosure of finance lease and operating lease by lessee [Line Items]
Cash housing subsidies	¥ 2,496	¥ 2,496	¥ 4,142